Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 10, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000	10,000,000
Preferred Stock, value per share		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, issued shares		0	0		0	0
Preferred stock, outstanding shares		0	0		0	0
Common stock, authorized shares		200,000,000	200,000,000		200,000,000	200,000,000
Common stock, par value		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, issued shares		35,963,706	35,963,706		35,262,083	34,611,213
Proceeds from Issuance of Common Stock			$ 1	$ 61	$ 60	$ 1,298
Common stock, outstanding shares		35,963,706	35,963,706		35,262,083	34,611,213
Common Stock
Class Of Stock [Line Items]
Common stock, outstanding shares		35,963,706	35,963,706	34,976,409	35,262,083	34,611,213	35,751,956	34,976,409	33,964,000
Common Stock | Equity Distribution Agreement
Class Of Stock [Line Items]
Common stock, sale of price per share	$ 0.001
Sales Agent Commission	3.00%
Common Stock | ATM Program
Class Of Stock [Line Items]
Proceeds from Issuance of Common Stock			$ 50
Common stock shares issued and sold		0	0	12,767
Common Stock | Maximum | Equity Distribution Agreement
Class Of Stock [Line Items]
Proceeds from Issuance of Common Stock	$ 125,000